Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

16. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31,2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. As of December 31,2024, the fair value of warrant liabilities was nil.

	December 31, 2025
Description	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Public Warrants	$11,323,046	$—	$—
Warrant liability - Private Placement Warrants	$3,668,436	$—	$—

As of December 31, 2025, the fair value of both the Company’s Private Placement Warrants and Public Warrants utilized the Company’s trading price of the Public Warrants as the terms of the Public Warrants and Private Placement Warrants are similar. The measurement of Warrants is classified as Level 1 due to the use of an observable market quote in an active market under the ticker YDESW. The quoted prices of the Public Warrants were $0.99 per warrant as of December 31, 2025.

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of August 28, 2025(Recognition of warrant liabilities assumed in the Business Combination)	$4,406,077	$9,340,070	$13,746,147
Warrants exercised for common shares	(1,847,454)	(75,302)	(1,922,756)
Change in fair value of warrant liabilities	1,109,813	2,058,278	3,168,091
Fair value as of December 31, 2025	$3,668,436	$11,323,046	$14,991,482